Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000215155
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%	4.68%
Without Sales Load [Member] | C000215156
Average Annual Return [Line Items]
Average Annual Return, Percent	14.47%	5.05%
MSCI China All Shares Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	18.47%	(0.13%)
MSCI China All Shares Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	18.47%	(0.13%)